EATON VANCE MUTUAL FUNDS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2010 used with respect to the following series of the Registrant, does not differ materially from that contained in Post-Effective Amendment No. 157 (“Amendment No. 157”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 157 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000471) on April 29, 2010:

Eaton Vance AMT-Free Municipal Income Fund Eaton Vance Large-Cap Core Research Fund Eaton Vance Tax Free Reserves Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.2

EATON VANCE MUTUAL FUNDS TRUST By:/s/Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: May 3, 2010